DERIVATIVES AND HEDGING ACTIVITES (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of the Companys outstanding derivative instruments
		December 31,
	Balance sheet	2021	2020

Derivatives designate as hedging instruments:

Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$75	$-
	''Accumulated other comprehensive income''	75	-

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$21	$-
	''Accrued expenses and other liabilities''	3	-

Schedule of net amounts reclassified from accumulated other comprehensive loss to the operating expenses
	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Year ended December 31,		Year ended December 31,
	2021	Statement of Income	2021	2020	2019
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$(75)	"Operating expenses"	$167	$764	$272

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts	-	"Financial expenses"	24	(166)	59
SWAP	-	"Financial expenses"	-	-	380

Total	$(75)		$191	$598	$711